Details of the NovAlix transaction - Narrative (Details) - Drug discovery collaboration transaction with NovAliX - EUR (€)	Jun. 30, 2023	Dec. 31, 2023	Jan. 07, 2023
Ifrs Collaborative Arrangement And Arrangements Other Than Collaborative [Line Items]
Consideration	€ 0
Term of collaboration agreement	5 years
Total commitment	€ 73,800,000	€ 63,900,000
Other current asset		2,700,000
Other non-current asset		5,600,000
Upfront payment made.	€ (8,300,000)		€ (8,300,000)
Remaining part of upfront payment to be released - current		2,400,000
Remaining part of upfront payment to be released - Noncurrent		€ 4,700,000